INVESTMENTS IN AFFILIATED COMPANIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current assets	$ 58,635		$ 50,107
Noncurrent assets	129,946	[1]	136,117	[1]
Current liabilities	(12,057)		(19,005)
Noncurrent liabilities	(4,813)		(7,054)
Investments in and Advances to Affiliates, at Fair Value	171,711		160,165
Associates’ equity relating to non-controlling interest by options	(2,568)		0
Other investments	0		1,336
Investments in and Advances to Affiliates, Amount of Equity	$ 169,143		$ 161,501

[1]	Includes balances of other intangible assets and goodwill in an amount of $ 117,234 and $ 126,610 as of December 31, 2013 and 2014, respectively.